SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash	$ 95,290	$ 9,678	$ 7,226	$ 5,918
Income tax receivable	5,093	4,215
Other current assets	23,270	15,156
Total current assets	300,969	163,223
Deferred income taxes	3,045	3,998
Total assets	548,438	380,869
Current liabilities
Accounts payable and accrued liabilities	109,556	58,223
Income taxes payable	17,740	0
Total liabilities	304,828	234,701
Shareholders' equity
Total shareholders' equity	243,610	146,168	142,702	114,433
Total liabilities and shareholders’ equity	548,438	380,869
Parent company
Current assets
Cash	1,276	370	99	8
Income tax receivable	2	0
Other current assets	190	35
Total current assets	1,468	405
Note receivable from subsidiary	36,356	32,511
Investment in subsidiaries	232,984	135,502
Deferred income taxes	1,042	0
Total assets	271,850	168,418
Current liabilities
Accounts payable and accrued liabilities	857	473
Due to subsidiary	27,383	21,774
Income taxes payable	0	2
Total liabilities	28,240	22,249
Shareholders' equity
Share capital	106,095	103,295
Contributed surplus	4,483	4,074
Retained earnings	133,032	38,800
Total shareholders' equity	243,610	146,169	$ 142,702	$ 114,433
Total liabilities and shareholders’ equity	$ 271,850	$ 168,418